Interest in associates	12 Months Ended
Dec. 31, 2020
Investments accounted for using equity method [abstract]
Interest in associates
24	Interest in associates

	2020	2019
	RMB million	RMB million
Share of net assets	2,449	3,322

All the Group’s associates are unlisted without quoted market price. The particulars of the Group’s principal associates as at December 31, 2020 are as follows:

			Proportion of ownership interest held by
	Place of establishment / operation	Group’s effective interest	The Company	Subsidiaries	Proportion of voting rights held by the Group	Principal activity
Southern Airlines Group Finance Co., Ltd. (“SA Finance”)	PRC	48.59%	41.81%	6.78%	48.59%	Provision of airlines financial services
Sichuan Airlines Co., Ltd. (“Sichuan Airlines”)	PRC	39%	39%	—	39%	Airline transportation
Southern Airlines Culture and Media Co., Ltd. (“SACM”)	PRC	40%	40%	—	40%	Advertising services
Shenyang Konggang Logistic Co.,Ltd. (“Shenyang Konggang”)	PRC	45%	45%	—	45%	Ground services
Xinjiang Civil Aviation Property Management Limited	PRC	42.80%	42.80%	—	42.80%	Property management
There is no associate that is individually material to the Group.
The Group has interest in a number of individually immaterial associates that are accounted for using the equity method. The aggregate financial information of these associates is summarized as following:

	2020	2019	2018
	RMB million	RMB million	RMB million
			(Note)
Aggregate carrying amount of individually immaterial associates	2,449	3,322	3,181
Aggregate amounts of the Group’s share of:
(Loss)/profit from continuing operations	(776)	(178)	263
Other comprehensive income	(5)	3	(4)

Total comprehensive income	(781)	(175)	259

Note: The Group has initially applied IFRS 16 at January 1, 2019 using the modified retrospective approach. Under this approach, comparative information is not restated. See Note 2(b).